Offerings - Offering: 1	Feb. 09, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number or amount of debt securities of the Registrant is being registered as may from time to time be offered, issued or sold at indeterminate prices. (2) In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.